Rights to use airport facilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Rights To Use Airport Facilities [Abstract]
Rights to use airport facilities
10.
Rights to use airport facilities

The value of the rights to use airport facilities as of December 31, 2020, 2021 and 2022 was as follows (only Mexican airports):

	December 31, 2020		December 31, 2021		December 31, 2022
Rights to use airport facilities	Ps.	2,117,708	Ps.	2,117,708	Ps.	2,117,708
Less - accumulated amortization		(1,300,810)		(1,357,508)		(1,414,208)
	Ps.	816,898	Ps.	. 760,200	Ps.	703,500

The amortization charge for the years ended December 31, 2020, 2021 and 2022 amounts to Ps.56,700, Ps.56,698 and 56,700, respectively.